UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Beverage and Tobacco Product Manufacturing - 2.0%
The Coca-Cola Co.	150,000	$8,137,500
Building Material and Garden Equipment and Supplies Dealers - 1.4%
Home Depot, Inc.	200,000	5,602,000
Chemical Manufacturing - 12.5%
Bristol-Myers Squibb Co.	300,000	7,308,000
Colgate-Palmolive Co.	100,000	8,003,000
EI Du Pont de Nemours & Co.	300,000	9,783,000
Genzyme Corp. (a)	75,000	4,069,500
Isis Pharmaceuticals, Inc. (a)	250,000	2,790,000
Johnson & Johnson	150,000	9,429,000
Pfizer, Inc.	500,000	9,330,000
		50,712,500
Computer and Electronic Product Manufacturing - 9.0%
Cisco Systems, Inc. (a)	500,000	11,235,000
Emcore Corp. (a)	225,000	213,750
Hitachi Ltd. - ADR (a)	15,000	513,750
Intel Corp.	500,000	9,700,000
LSI Corporation (a)	350,000	1,746,500
Nokia OYJ - ADR	300,000	4,107,000
St. Jude Medical, Inc. (a)	125,000	4,716,250
Tyco International Ltd. (b)	125,000	4,428,750
		36,661,000
Couriers and Messengers - 1.8%
United Parcel Service, Inc.	125,000	7,221,250
Credit Intermediation and Related Activities - 5.1%
American Express Co.	150,000	5,649,000
The Bank of New York Mellon Corp.	150,000	4,363,500
East West Bancorp, Inc.	275,000	4,518,250
Mitsubishi UFJ Financial Group, Inc. - ADR	1,175,500	6,030,315
		20,561,065
Data Processing, Hosting and Related Services - 1.5%
Automatic Data Processing, Inc.	150,000	6,118,500
Electrical Equipment, Appliance, and Component Manufacturing - 2.2%
Corning, Inc.	500,000	9,040,000
Food Manufacturing - 4.8%
Campbell Soup Co.	225,000	7,449,750
Kraft Foods, Inc.	300,000	8,298,000
Unilever NV - ADR	100,000	3,058,000
Zhongpin, Inc. (a)(b)	50,000	610,000
		19,415,750
Food Services and Drinking Places - 0.6%
Yum! Brands, Inc.	75,000	2,565,750
Forestry and Logging - 1.0%
Weyerhaeuser Co.	100,000	3,990,000
Furniture and Related Product Manufacturing - 2.7%
Masco Corp.	300,000	4,068,000
Steelcase, Inc.	1,000,000	7,080,000
		11,148,000
Insurance Carriers and Related Activities - 2.6%
Aflac, Inc.	75,000	3,632,250
The Allstate Corp.	100,000	2,993,000
Fidelity National Financial, Inc.	300,000	3,870,000
		10,495,250
Machinery Manufacturing - 8.0%
Applied Materials, Inc.	500,000	6,090,000
Canon, Inc. - ADR	60,000	2,346,600
General Electric Co.	800,000	12,864,000
Illinois Tool Works, Inc.	150,000	6,538,500
Smith International, Inc.	150,000	4,548,000
		32,387,100
Mining (except Oil and Gas) - 6.4%
BHP Billiton Ltd. - ADR	75,000	5,202,750
Cliffs Natural Resources, Inc.	200,000	7,990,000
Newmont Mining Corp.	300,000	12,858,000
		26,050,750
Miscellaneous Manufacturing - 4.8%
3M Co.	100,000	8,049,000
Ceradyne, Inc. (a)	150,000	2,931,000
Rockwell Automation, Inc.	75,000	3,618,000
W.R. Grace & Co. (a)	200,000	4,776,000
		19,374,000
Nonstore Retailers - 0.6%
eBay, Inc. (a)	100,000	2,302,000
Oil and Gas Extraction - 2.1%
Anadarko Petroleum Corp.	75,000	4,783,500
Chesapeake Energy Corp.	150,000	3,717,000
		8,500,500
Other Information Services - 1.9%
Google, Inc. (a)	15,000	7,941,300
Paper Manufacturing - 3.6%
Kimberly-Clark Corp.	150,000	8,908,500
Sonoco Products Co.	200,000	5,552,000
		14,460,500
Petroleum and Coal Products Manufacturing - 2.5%
Murphy Oil Corp.	200,000	10,216,000
Primary Metal Manufacturing - 0.8%
Alcoa, Inc.	250,000	3,182,500
Publishing Industries (except Internet) - 6.6%
Adobe Systems, Inc. (a)	150,000	4,845,000
Bio-key International, Inc. (b)(d)(e)(f)	47,090	-
Microsoft Corp. (a)	500,000	14,090,000
Symantec Corp. (a)	200,000	3,390,000
The Washington Post Co.	10,000	4,346,200
		26,671,200
Real Estate - 0.2%
CB Richard Ellis Group, Inc. (a)	82,891	1,019,559
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.9%
Lazard Ltd.	100,000	3,854,000
Support Activities for Mining - 2.3%
Schlumberger Ltd. (b)	150,000	9,519,000
Telecommunications - 2.6%
Alaska Communications Systems Group, Inc. (c)	600,000	4,890,000
Verizon Communications, Inc.	200,000	5,884,000
		10,774,000
Transportation Equipment Manufacturing - 4.0%
Autoliv, Inc. (a)(b)	100,000	4,281,000
The Boeing Co.	100,000	6,060,000
Toyota Motor Corp. - ADR	75,000	5,775,000
		16,116,000
Utilities - 3.3%
FPL Group, Inc.	225,000	10,971,000
PNM Resources, Inc.	200,000	2,326,000
		13,297,000
TOTAL COMMON STOCKS (Cost $400,737,658)		397,333,974

EXCHANGE TRADED FUND - 0.3%
Funds, Trusts, and Other Financial Vehicles - 0.3%
iShares MSCI Japan Index Fund	118,000	1,161,120
TOTAL EXCHANGE TRADED FUNDS (Cost $1,170,560)		1,161,120

WARRANTS - 0.0%
Emcore Corp.
Expires: 02/19/13, Exercise Price: $15.06 (a)(e)	39,375	-
Raytheon Corp.
Expires: 06/06/11, Exercise Price: $37.50 (a)	1,581	23,715
TOTAL WARRANTS (Cost $0)		23,715

	Principal Amount	Value
CORPORATE BONDS - 1.3%
Forestry and Logging - 0.8%
Weyerhaeuser Co.
6.750%, 03/15/2012	$3,000,000	3,199,494
Oil and Gas Extraction - 0.5%
Chesapeake Energy Corp.
9.500%, 02/15/2015	2,000,000	2,190,000
TOTAL CORPORATE BONDS (Cost $4,703,998)		5,389,494

Total Investments (Cost $406,612,216) - 99.4%		403,908,303
Other Assets in Excess of Liabilities - 0.6%		2,302,562
TOTAL NET ASSETS - 100.0%		$406,210,865

The accompanying footnotes are an integral part of these Schedule of Investments

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 1.3%; Bermuda 0.9%;
China 0.2%; Finland 1.0%; Japan 3.6%; Netherlands Antilles 2.3%; Netherlands 0.8%; Sweden 1.1%; Switzerland 1.1%
(c)	Affiliated company. See Footnote 3.
(d)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2010 was $0 which represented 0.0% of net assets.
(e)	Fair valued security. The aggregate value of fair valued securities as of January 31, 2010 was $0 which represented 0.0% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Small Cap Fund
Schedule of Investments as of January 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Administrative and Support Services - 4.0%
Websense, Inc. (a)	61,000	$1,130,330
Ambulatory Health Care Services - 1.0%
Air Methods Corp. (a)	9,100	278,187
Amusement, Gambling, and Recreation Industries - 1.0%
Global Payments, Inc.	6,000	267,000
Apparel Manufacturing - 4.7%
Bebe Stores, Inc.	74,400	459,792
Columbia Sportswear Co.	21,300	881,394
		1,341,186
Chemical Manufacturing - 17.4%
Alkermes, Inc. (a)	86,000	940,840
Inspire Pharmaceuticals, Inc. (a)	56,100	309,111
King Pharmaceuticals, Inc. (a)	34,000	408,340
Landec Corp. (a)(b)	41,500	263,525
Myriad Genetics, Inc. (a)	24,300	571,050
Perrigo Co.	7,900	349,812
Salix Pharmaceuticals Ltd. (a)	14,400	421,344
Tetra Technologies, Inc. (a)	76,700	802,282
WD-40 Co.	28,800	886,176
		4,952,480
Computer and Electronic Product Manufacturing - 12.6%
Brush Engineered Materials, Inc. (a)	31,400	564,258
FEI Co. (a)	23,900	497,120
Silicon Image, Inc. (a)(b)	236,300	569,483
Thoratec Corp. (a)	26,500	751,275
Ultratech, Inc. (a)(b)	87,500	1,193,500
		3,575,636
Electrical Equipment, Appliance, and Component Manufacturing - 2.4%
Greatbatch, Inc. (a)	35,100	689,715
Food Manufacturing - 3.1%
The Hain Celestial Group, Inc. (a)	54,200	866,658
General Merchandise Stores - 2.8%
Tractor Supply Co.	15,700	792,379
Heavy and Civil Engineering Construction - 1.2%
The St. Joe Co. (a)	13,100	340,600
Miscellaneous Manufacturing - 4.2%
Ceradyne, Inc. (a)	15,700	306,778
Wright Medical Group, Inc. (a)	50,100	895,788
		1,202,566
Miscellaneous Store Retailers - 0.7%
1-800-Flowers.com, Inc. (a)(b)	95,000	196,650
Motion Picture and Sound Recording Industries - 2.4%
DreamWorks Animation SKG, Inc. (a)	17,500	681,450
Oil and Gas Extraction - 9.2%
Bill Barrett Corp. (a)	28,800	892,800
Minerals Technologies, Inc.	14,800	707,440
Unit Corp. (a)	22,100	1,006,434
		2,606,674
Professional, Scientific, and Technical Services - 14.0%
Allscripts- Misys Healthcare Solutions, Inc. (a)	51,200	842,752
Fair Isaac Corp.	41,900	918,867
Pharmaceutical Product Development, Inc.	26,200	612,032
Phase Forward, Inc. (a)	40,200	587,724
TeleTech Holdings, Inc. (a)	24,300	462,672
ValueClick, Inc. (a)	59,800	553,150
		3,977,197
Publishing Industries (except Internet) - 9.3%
Aspen Technology, Inc. (a)	61,100	562,120
Parametric Technology Corp. (a)	41,500	687,240
TeleCommunication Systems, Inc. (a)	56,100	491,436
TIBCO Software, Inc. (a)	101,300	907,648
		2,648,444
Support Activities for Mining - 2.0%
Oceaneering International, Inc. (a)	10,500	574,350
Truck Transportation - 0.9%
Arkansas Best Corp.	11,200	252,448
Utilities - 2.0%
Cleco Corp.	21,600	559,872
Waste Management and Remediation Services - 4.6%
Clean Harbors, Inc. (a)	5,200	297,752
EnergySolutions, Inc.	121,900	1,017,865
		1,315,617
TOTAL COMMON STOCKS (Cost $28,130,626)		28,249,439

	Principal Amount
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 01/29/2010, due 02/01/2010, collateralized by:
Freddie Mac Giant 30 Year Fixed (Pool #G01543)
valued at $113,639.
Repurchase proceeds of $111,000.	$111,000	111,000
TOTAL SHORT-TERM INVESTMENTS (Cost $111,000)		111,000

Total Investments (Cost $28,241,626) - 99.9%		28,360,439
Other Assets in Excess of Liabilities - 0.1%		39,320
TOTAL NET ASSETS - 100.0%		$28,399,759

The accompanying footnotes are an integral part of these Schedule of Investments

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - 91.0%
Australia - 1.1%
BHP Billiton Ltd. - ADR	20,000	$1,387,400
Belgium - 4.0%
Bekaert SA	15,000	2,183,095
Sofina SA	1,250	112,182
Solvay SA	12,000	1,189,303
Umicore	56,000	1,725,944
		5,210,524
Brazil - 3.9%
Petroleo Brasileiro SA - ADR	60,000	2,434,200
Vale SA - ADR	100,000	2,579,000
		5,013,200
Finland - 1.8%
Nokia OYJ - ADR	170,000	2,327,300
France - 14.2%
Bollore	8,000	1,240,354
Cie de Saint-Gobain	50,000	2,388,526
M6-Metropole Television	120,000	3,186,983
Sanofi-Aventis SA	50,000	3,697,224
Total SA - ADR	51,200	2,948,608
Veolia Environnement - ADR	55,000	1,802,900
Vivendi SA	120,000	3,119,833
		18,384,428
Germany - 3.6%
Siemens AG - ADR	22,800	2,031,708
Wacker Neuson SE	210,000	2,604,764
		4,636,472
Hong Kong - 3.9%
Clear Media Ltd. (a)	1,500,000	870,440
Hong Kong Electric Holdings Ltd.	250,000	1,399,095
PYI Corporation Ltd. (a)	25,370,000	1,165,430
Television Broadcasts Ltd.	347,750	1,627,242
		5,062,207
Indonesia - 1.8%
Telekomunikasi Indonesia Tbk PT - ADR	58,000	2,296,800
Ireland - 2.9%
DCC PLC (a)	138,105	3,753,400
Italy - 5.6%
CIR - Compagnie Industriali Riunite SpA (a)	1,385,000	3,225,671
Interpump Group SpA (a)	492,068	2,539,523
Sogefi SpA (a)	565,000	1,537,336
		7,302,530
Japan - 21.3%
Amada Co., Ltd.	170,000	1,135,560
Bridgestone Corp.	130,000	2,071,807
Canon, Inc. - ADR	70,000	2,737,700
Capcom Co., Ltd.	60,000	993,763
Fanuc Ltd.	20,000	1,913,742
Kyoto Kimono Yuzen Co., Ltd.	343,500	3,330,101
MISUMI Group, Inc.	92,500	1,607,585
Mitsubishi UFJ Financial Group, Inc. - ADR	351,100	1,801,143
Nippon Express Co., Ltd.	500,500	2,097,671
Omron Corp.	162,000	3,224,186
SMC Corp.	24,000	2,897,028
Takata Corp.	80,000	1,760,148
Toyota Motor Corp. - ADR	27,000	2,079,000
		27,649,434
Mexico - 2.0%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	60,000	2,529,600
Netherlands - 4.3%
Nutreco Holding NV	30,195	1,601,841
Unilever NV - ADR	131,500	4,021,270
		5,623,111
South Africa - 0.4%
Gold Fields Ltd. - ADR	50,000	571,000
Spain - 1.6%
Sol Melia SA	245,000	2,010,343
Switzerland - 4.9%
Kudelski SA	105,000	2,624,138
Nestle SA	80,000	3,792,138
		6,416,276
Thailand - 1.3%
BEC World PCL	2,365,100	1,705,687
United Kingdom - 8.1%
BP PLC - ADR	40,000	2,244,800
Cadbury PLC - ADR	36,800	1,956,288
Cadbury PLC	707	9,347
Experian PLC	354,413	3,369,809
Invensys PLC	600,000	2,933,987
		10,514,231
United States - 4.3%
Newmont Mining Corp.	70,000	3,000,200
Schlumberger Ltd.	40,000	2,538,400
		5,538,600
TOTAL COMMON STOCKS (Cost $113,509,148)		117,932,543

WARRANTS - 0.0%
Italy - 0.0%
Interpump Group
Expires: October, 2011, Exercise Price: EUR 4.80 (a)(b)	105,240	36,348
TOTAL WARRANTS (Cost $0)		36,348
	Principal Amount
CONVERTIBLE BONDS - 3.5%
Luxembourg - 2.9%
Kloeckner & Co Finance International SA
1.500%, 07/27/2012	$3,050,000	3,763,657
United States - 0.6%
NII Holdings, Inc.
3.125%, 06/15/2012	825,000	760,031
TOTAL CONVERTIBLE BONDS (Cost $3,365,559)		4,523,688

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 01/29/10, due 02/01/10, collateralized by:
Freddie Mac Giant 15 Year Fixed (Pool #E95616)
valued at $1,843,874.
Repurchase proceeds of $1,807,841.
Fannie Mae Conventional Level Pay 15 Year Fixed (Pool #555611)
valued at $446,002.
Repurchase proceeds of $437,212.
Fannie Mae 15 Year Fixed (Pool #676656)
valued at $1,738,932.
Repurchase proceeds of $1,704,950.
(Cost $3,950,000)	3,950,000	3,950,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,950,000)		3,950,000

Total Investments (Cost $120,824,707) - 97.5%		126,442,579
Other Assets in Excess of Liabilities - 2.5%		3,218,078
TOTAL NET ASSETS - 100.0%		$129,660,657

The accompanying footnotes are an integral part of these Schedule of Investments

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - 81.1%
Gold & Gold Related - 73.5%
Agnico-Eagle Mines Ltd. (a)	352,000	$17,835,840
Alamos Gold, Inc. (a)(b)	2,615,100	27,881,356
Allied Gold Ltd. (a)(b)	23,860,000	6,582,839
Allied Nevada Gold Corp. (b)	1,129,848	14,315,174
Andean Resources Ltd. (a)(b)	15,271,500	32,018,556
AngloGold Ashanti Ltd. - ADR	200,000	7,138,000
Banro Corp. (a)(b)(c)	4,631,400	8,532,951
Centamin Egypt Ltd. (a)(b)	9,830,000	16,743,160
Cia de Minas Buenaventura SA - ADR	853,600	26,871,328
Comaplex Minerals Corp. (a)(b)	1,337,800	10,209,444
Detour Gold Corp. (a)(b)	280,000	3,673,977
Eldorado Gold Corp. (a)(b)	3,571,585	42,617,975
Electrum Ltd. (a)(b)(d)(e)(f)	2,095,552	11,735,091
European Goldfields Ltd. (a)(b)	4,035,500	20,493,584
Franco-Nevada Corp. (b)	1,435,900	36,312,122
Freeport-McMoRan Copper & Gold, Inc.	100,000	6,669,000
Gleichen Resources, Ltd. (a)(b)(e)	5,000,000	4,995,090
Gold Fields Ltd. (b)	166,249	1,941,889
Gold Fields Ltd. - ADR	1,211,500	13,835,330
Gold Resource Corp. (b)(c)	2,300,797	22,547,811
Goldcorp, Inc. - ADR	1,118,050	37,968,978
Govi Ex IP Holdings, Inc. (a)(d)(e)(f)	1,750,000	71,225
Harmony Gold Mining Co. Ltd. (a)	1	9
IAMGOLD Corp. (a)	3,916,796	51,613,426
International Tower Hill Mines Ltd. (a)(b)(c)	1,993,100	11,929,708
Ivanhoe Australia Ltd. (a)(b)	5,964,000	16,883,377
Ivanhoe Mines Ltd. (a)(b)	4,467,000	62,581,866
Minefinders Corp. (a)(b)	1,041,000	9,560,552
Nevsun Resources Ltd. (a)(b)	1,441,400	2,763,498
Newmont Mining Corp.	714,800	30,636,328
Novagold Resources, Inc. (a)	500,000	2,618,658
Orezone Gold Corp. (a)(b)	2,145,463	1,404,558
Osisko Mining Corp. (a)(b)	7,834,500	57,444,452
Randgold Resources Ltd. - ADR	833,200	57,432,476
Red Back Mining, Inc. (a)(b)	1,245,000	18,711,386
Romarco Minerals, Inc. (a)(b)(c)	15,387,800	21,730,725
Royal Gold, Inc.	641,765	27,352,024
SEMAFO, Inc. (a)(b)	4,900,000	20,805,237
Witwatersrand Consolidated Gold Resources (a)(b)	335,000	2,801,279
		767,260,279
Precious Metals & Related - 7.6%
East Asia Minerals Corp (a)(b)	1,681,000	4,952,209
GoviEx Uranium, Inc. (a)(b)(d)(e)(f)	1,750,000	3,428,775
Ivanhoe Nickel & Platinum Ltd. (a)(b)(d)(e)(f)	978,333	8,804,997
PAN American Silver Corp. (a)	61,536	1,298,918
PAN American Silver Corp. - ADR (a)	1,139,767	24,151,654
Panoramic Resources Ltd. (a)	153,656	250,115
Silver Wheaton Corp. (a)(b)	2,714,875	37,450,929
		80,337,597
TOTAL COMMON STOCKS (Cost $515,224,381)		847,597,876
	Ounces
GOLD BULLION - 10.1%
Gold Bullion (b)	98,032	105,957,570
TOTAL GOLD BULLION (Cost $44,609,241)		105,957,570
	Shares
WARRANTS - 0.1%
Financial Services - 0.0%
Endeavour Financial Corp.
Expires: 01/30/14, Exercise Price: CAD $2.50 (a)	1,000,000	640,636
Gold & Gold Related - 0.1%
Gleichen Resources, Ltd.
Expires: 11/12/11, Exercise Price: CAD $1.30 (a)(b)(e)	1,250,000	-
Kinross Gold Corp.
Expires: 09/03/13, Exercise Price: CAD $32.00 (a)(b)	108,032	287,951
Minefinders Corp.
Expires: 12/31/11, Exercise Price: CAD $5.00 (a)(b)(e)	125,000	366,261
U.S. Gold Corp.
Expires: 02/22/11, Exercise Price: $10.00 (a)	111,500	22,941
Yukon-Nevada Gold Corp.
Expires: 5/30/12, Exercise Price: CAD $3.00 (a)(b)(e)	4,175,000	-
		677,153
Precious Metals & Related - 0.0%
Pan American Silver Corp.
Expires: 01/04/15, Exercise Price: CAD $35.00 (a)	133,333	-
TOTAL WARRANTS (Cost $ 1,314,862)		1,317,789

	Principal Amount
SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreement - 4.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 01/29/10, due 02/01/10, collateralized by:
Freddie Mac Giant 30 Year Fixed (Pool #G01543)
valued at $14,125,698.
Repurchase proceeds of $13,848,548.
Freddie Mac Giant 15 Year Fixed (Pool #G11440)
valued at $21,944,858.
Repurchase proceeds of $21,515,872.
Fannie Mae Conventional Level Pay 15 Year Fixed (Pool #555611)
valued at $7,043,256.
Repurchase proceeds of $6,905,615.
(Cost $42,270,000)	$42,270,000	42,270,000
TOTAL SHORT-TERM INVESTMENTS (Cost $42,270,000)		42,270,000

Total Investments (Cost $603,418,484) - 95.3%		997,143,235
Other Assets in Excess of Liabilities - 4.7%		48,967,458
TOTAL NET ASSETS - 100.0%		$1,046,110,693

The accompanying footnotes are an integral part of these Schedule of Investments

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security. Foreign concentration was as follows: Australia 6.9%; Canada 52.5%;
Peru 2.6%; South Africa 2.5%; United Kingdom 5.5%
(b)	Non-income producing security.
(c)	Affiliated company. See Footnote 3.
(d)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2010 was $24,040,088 which represented 2.8% of net assets.
(e)	Fair valued security. The aggregate value of fair valued securities as of January 31, 2010 was $29,401,439 which represented 2.8% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The Delafield Fund
Schedule of Investments as of January 31, 2010
(Unaudited)
	Shares	Value
COMMON STOCKS - 76.66%
Administrative and Support Services - 1.76%
Dun & Bradstreet Corp.	150,000	$11,845,500
Building Material and Garden Equipment and Supplies Dealers - 0.82%
WESCO International, Inc. (a)	200,000	5,544,000
Chemical Manufacturing - 9.04%
Cytec Industries, Inc.	375,000	13,991,250
Eastman Chemical Co.	225,000	12,719,250
Ferro Corp. (a)	2,118,000	16,435,680
Kraton Performance Polymers, Inc. (a)	300,000	4,125,000
Lubrizol Corp.	80,000	5,895,200
PolyOne Corp. (a)	750,000	5,587,500
Solutia, Inc. (a)	150,000	2,062,500
		60,816,380
Clothing and Clothing Accessories Stores - 3.10%
Collective Brands, Inc. (a)	700,000	13,776,000
Foot Locker, Inc.	625,000	7,056,250
		20,832,250
Computer and Electronic Product Manufacturing - 17.05%
Checkpoint Systems, Inc. (a)	1,275,000	20,451,000
Diebold, Inc.	125,000	3,321,250
Fairchild Semiconductor International, Inc. (a)	650,000	5,837,000
Flextronics International Ltd. (a)(b)	5,000,000	31,700,000
Harris Corp.	225,000	9,657,000
Intermec, Inc. (a)	625,000	8,293,750
LeCroy Corp. (a)	450,000	1,732,500
Teradyne, Inc. (a)	825,000	7,705,500
Tyco International Ltd. (b)	375,000	13,286,250
Vishay Intertechnology, Inc. (a)	1,683,700	12,695,098
		114,679,348
Electrical Equipment, Appliance, and Component Manufacturing - 2.86%
AMETEK Inc.	190,000	6,923,600
Belden, Inc.	200,000	4,566,000
Hubbell, Inc.	180,000	7,750,800
		19,240,400
Fabricated Metal Product Manufacturing - 5.42%
Crane Co.	375,000	11,445,000
Griffon Corp. (a)	706,000	8,337,860
The Stanley Works	325,000	16,656,250
		36,439,110
Furniture and Related Product Manufacturing - 0.92%
Ethan Allen Interiors, Inc.	425,000	6,158,250
Machinery Manufacturing - 12.50%
Barnes Group, Inc.	925,000	14,837,000
Dover Corp.	215,000	9,219,200
Esterline Technologies Corp. (a)	350,000	13,216,000
F M C Corp.	250,000	12,735,000
IDEX Corp.	150,000	4,233,000
Ingersoll-Rand PLC (b)	200,000	6,492,000
Kennametal, Inc.	534,500	13,084,560
Lydall, Inc. (a)	600,008	3,798,050
SPX Corp.	90,000	4,899,600
Standex International Corp.	70,000	1,596,700
		84,111,110
Merchant Wholesalers, Nondurable Goods - 2.13%
Acuity Brands, Inc.	400,000	14,312,000
Miscellaneous Manufacturing - 4.90%
Brady Corp.	300,000	8,478,000
Ceradyne, Inc. (a)	250,000	4,885,000
Thermo Fisher Scientific, Inc. (a)	425,000	19,613,750
		32,976,750
Miscellaneous Store Retailers - 1.02%
Ashland, Inc.	170,000	6,869,700
Motor Vehicle and Parts Dealers - 1.07%
Rush Enterprises, Inc. (a)	635,000	7,213,600
Nonmetallic Mineral Product Manufacturing - 0.93%
Owens-Illinois, Inc. (a)	230,000	6,260,600
Paper Manufacturing - 1.34%
Sonoco Products Co.	325,000	9,022,000
Pipeline Transportation - 1.87%
Southern Union Co.	570,000	12,562,800
Plastics and Rubber Products Manufacturing - 1.84%
Carlisle Companies, Inc.	250,000	8,380,000
Spartech Corp. (a)	400,000	4,036,000
		12,416,000
Primary Metal Manufacturing - 0.91%
Commercial Metals Co.	150,000	2,061,000
Kaiser Aluminum Corp.	115,000	4,042,250
		6,103,250
Printing and Related Support Activities - 1.99%
R. R. Donnelley & Sons Co.	675,000	13,378,500
Professional, Scientific, and Technical Services - 0.81%
Charles River Laboratories International, Inc. (a)	150,000	5,451,000
Textile Mills - 2.51%
Albany International Group, Inc. (c)	850,000	16,906,500
Transportation Equipment Manufacturing - 1.87%
Honeywell International, Inc.	325,000	12,558,000
TOTAL COMMON STOCKS (Cost $484,570,802)		515,697,048

	Principal Amount	Value
CORPORATE BONDS - 2.19%
Chemical Manufacturing - 0.59%
Dow Chemical Co.
5.900%, 02/15/2015	$ 1,000,000	1,085,479
Dow Chemical Co.
7.600%, 05/15/2014	2,500,000	2,878,998
		3,964,477
Computer and Electronic Product Manufacturing - 0.15%
St. Jude Medical, Inc.
3.750%, 07/15/2014	1,000,000	1,029,541
Management of Companies and Enterprises - 0.24%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014 (b)	500,000	527,521
JP Morgan Chase & Co.
4.650%, 06/01/2014	1,000,000	1,054,056
		1,581,577
Oil and Gas Extraction - 0.16%
El Paso Corp.
7.875%, 06/15/2012	1,000,000	1,062,841
Publishing Industries (except Internet) - 0.16%
Oracle Corp.
3.750%, 07/08/2014	1,000,000	1,047,605
Telecommunications - 0.47%
Deutsche Telekom International Finance BV
4.875%, 07/08/2014 (b)	3,000,000	3,189,012
Transportation Equipment Manufacturing - 0.16%
Honeywell International, Inc.
3.875%, 02/15/2014	1,000,000	1,053,025
Utilities - 0.26%
Duke Energy Corp.
3.950%, 09/15/2014	1,000,000	1,043,588
Sonat, Inc.
7.625%, 07/15/2011	655,000	686,393
		1,729,981
TOTAL CORPORATE BONDS (Cost $13,655,393)		14,658,059

REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.12%
Kimco Realty Corp.	600,000	7,572,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,536,617)		7,572,000

U.S. TREASURY OBLIGATIONS - 1.50%
United States Treasury Notes - 1.50%
1.000%, 07/31/2011	10,000,000	10,072,270
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,956,121)		10,072,270
	Shares
WARRANTS - 0.00%
Professional, Scientific, and Technical Services - 0.00%
Clark Holdings, Inc.
Expires: 02/15/2011, Exercise Price: $6.00	410,000	6,150
TOTAL WARRANTS (Cost $465,970)		6,150

SHORT-TERM INVESTMENTS - 18.99%
Money Market Funds - 18.99%
Daily Income Fund - U.S. Treasury Portfolio, 0.04% (d)	50,000,287	50,000,287
AIM STIT - Treasury Portfolio, 0.02% (d)	77,758,051	77,758,051
		127,758,338
TOTAL SHORT-TERM INVESTMENTS (Cost $127,758,338)		127,758,338
Total Investments (Cost $641,943,241) - 100.46%		675,763,865
Liabilities in Excess of Other Assets - (0.46)%		(3,063,965)
TOTAL NET ASSETS - 100.00%		$672,699,900

The accompanying footnotes are an integral part of these Schedule of Investments

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Ireland 1.0%; Netherlands 0.5%
Singapore 4.7%; Switzerland 2.0%
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate listed is as of January 31, 2010.

The Select Fund
Schedule of Investments as of January 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - 85.73%
Administrative and Support Services - 3.26%
Dun & Bradstreet Corp.	11,000	$868,670
Apparel Manufacturing - 1.91%
Maidenform Brands, Inc. (a)	34,000	508,300
Building Material and Garden Equipment and Supplies Dealers - 2.55%
WESCO International, Inc. (a)	24,500	679,140
Chemical Manufacturing - 3.29%
Cytec Industries, Inc.	23,500	876,785
Clothing and Clothing Accessories Stores - 6.80%
Collective Brands, Inc. (a)	56,000	1,102,080
Foot Locker, Inc.	63,000	711,270
		1,813,350
Computer and Electronic Product Manufacturing - 12.25%
Checkpoint Systems, Inc. (a)	72,000	1,154,880
Flextronics International Ltd. (a)(b)	178,000	1,128,520
Vishay Intertechnology, Inc. (a)	130,000	980,200
		3,263,600
Fabricated Metal Product Manufacturing - 3.61%
Crane Co.	31,500	961,380
Food Services and Drinking Places - 2.46%
Ruby Tuesday, Inc. (a)	95,000	656,450
Furniture and Related Product Manufacturing - 3.67%
Ethan Allen Interiors, Inc.	67,500	978,075
Machinery Manufacturing - 11.96%
Barnes Group, Inc.	61,000	978,440
Esterline Technologies Corp. (a)	24,000	906,240
Kennametal, Inc.	46,000	1,126,080
Trimas Corp. (a)	30,000	177,600
		3,188,360
Merchant Wholesalers, Nondurable Goods - 3.02%
Acuity Brands, Inc.	22,500	805,050
Miscellaneous Manufacturing - 3.29%
Thermo Fisher Scientific, Inc. (a)	19,000	876,850
Miscellaneous Store Retailers - 2.30%
Ashland, Inc.	15,200	614,232
Plastics and Rubber Products Manufacturing - 2.64%
Carlisle Companies, Inc.	21,000	703,920
Professional, Scientific, and Technical Services - 11.81%
Charles River Labs International, Inc. (a)	27,300	992,082
Cognizant Technology Solutions Corp. (a)	17,300	755,318
Genpact Ltd. (a)(b)	51,000	707,370
Tier Technologies, Inc. (a)	90,000	693,000
		3,147,770
Telecommunications - 3.89%
j2 Global Communications, Inc. (a)	50,500	1,037,270
Textile Mills - 5.97%
Albany International Corp. (c)	80,000	1,591,200
Transportation Equipment Manufacturing - 1.05%
Federal Signal Corp.	43,000	279,070
TOTAL COMMON STOCKS (Cost $18,463,399)		$22,849,472

SHORT TERM INVESTMENTS - 14.42%
Money Market Funds - 14.42%
AIM STIT - Treasury Portfolio, 0.02% (d)	3,842,475	3,842,475
TOTAL SHORT TERM INVESTMENTS (Cost $3,842,475)		3,842,475
Total Investments (Cost $22,305,874) - 100.15%		26,691,947
Liabilities in Excess of Other Assets - (0.15)%		(39,958)
TOTAL NET ASSETS - 100.00%		$26,651,989

The accompanying footnotes are an integral part of these Schedule of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 2.7%; Singapore 4.2%.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of January 31, 2010.

1)	Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of January 31, 2010, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$397,333,974	$-	$-	$397,333,974

Exchange Traded Fund	1,161,120	-	-	1,161,120

Warrants*	-	23,715	-	23,715

Corporate Bonds*	-	5,389,494	-	5,389,494

Total Fund	$398,495,094	$5,413,209	$-	$403,908,303

The Tocqueville Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$28,249,439	$-	$-	$28,249,439

Repurchase Agreement	-	111,000	-	111,000

Total Fund	$28,249,439	$111,000	$-	$28,360,439

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,387,400	$-	$-	$1,387,400
Belguim	-	5,210,524	-	5,210,524
Brazil	5,013,200	-	-	5,013,200
Finland	2,327,300	-	-	2,327,300
France	4,751,508	13,632,920	-	18,384,428
Germany	2,031,708	2,604,764	-	4,636,472
Hong Kong	1,399,095	3,663,112	-	5,062,207
Indonesia	2,296,800	-	-	2,296,800
Ireland	-	3,753,400	-	3,753,400
Italy	-	7,302,530	-	7,302,530
Japan	6,617,843	21,031,591	-	27,649,434
Mexico	2,529,600	-	-	2,529,600
Netherlands	4,021,270	1,601,841	-	5,623,111
South Africa	571,000	-	-	571,000
Spain	-	2,010,343	-	2,010,343
Switzerland	-	6,416,276	-	6,416,276
Thailand	-	1,705,687	-	1,705,687
United Kingdom	2,244,800	8,269,431	-	10,514,231
United States	5,538,600	-	-	5,538,600
Total Common Stock	40,730,124	77,202,419	-	117,932,543

Warrants*	36,348	-	-	36,348

Convertible Bonds*	-	4,523,688	-	4,523,688

Repurchase Agreement	-	3,950,000	-	3,950,000

Total Fund	$40,766,472	$85,676,107	$-	$126,442,579

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold	$559,050,024	$196,403,939	$11,806,316	$767,260,279
Other Precious Metals	1,549,033	66,554,792	12,233,772	80,337,597
Total Common Stocks	560,599,057	262,958,731	24,040,088	847,597,876

Warrants*	-	1,317,789	-	1,317,789

Gold Bullion	-	105,957,570	-	105,957,570

Repurchase Agreement	-	42,270,000	-	42,270,000

Total Fund	$560,599,057	$412,504,090	$24,040,088	$997,143,235

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$515,697,048	$-	$-	$515,697,048

Corporate Bonds*	-	14,658,059	-	14,658,059

Real Estate Investment Trust (REIT)	7,572,000	-	-	7,572,000

Total Warrants*	-	6,150	-	6,150

U.S. Treasury Notes	-	10,072,270	-	10,072,270

Money Market Funds	127,758,338		-	127,758,338

Total Fund	$643,455,386	$24,736,479	$-	$675,763,865

The Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$22,849,472	$-	$-	$22,849,472

Money Market Funds	3,842,475	-	-	3,842,475

Total Fund	$26,691,947	$-	$-	$26,691,947

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Select Fund
Beginning Balance - November 1, 2009	$-	$-	$-	$18,168,423	$-	$-
Purchases	-	-	-	3,255,000	-	-
Sales	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-
Change in unrealized appreciation	-	-	-	2,616,665	-	-
Transfers in/(out) of level 3	-	-	-	-	-	-
Ending Balance - January 31, 2010	$-	$-	$-	$24,040,088	$-	$-

2)	Federal Tax Information

The cost basis of investments for federal income tax purposes at January 31, 2010 for The Tocqueville Fund, The Tocqueville Small Cap Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Select Fund (collectively the "Funds"), were as follows*:

	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Select Fund
Cost of Investments	$406,612,216	$28,241,626	$120,824,707	$603,418,484	$641,943,241	$22,305,874
Gross unrealized appreciation	$47,353,749	$3,974,898	$18,215,920	$422,196,642	$87,054,955	$5,695,776
Gross unrealized depreciation	(50,057,662)	(3,856,085)	(12,598,048)	(28,471,891)	(53,234,331)	(1,309,703)
Net unrealized appreciation (depreciation)	$(2,703,913)	$118,813	$5,617,872	$393,724,751	$33,820,624	$4,386,073

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3)	Transactions with affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from
November 1, 2009 through January 31, 2010. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

The Tocqueville Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at January 31, 2010	Income	Gain/(Loss)	January 31, 2010
Alaska Communication Systems Group, Inc.	600,000	-	-	600,000	$129,000	$-	$4,890,000
					$129,000	$-	$4,890,000

The Tocqueville Small Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at January 31, 2010	Income	Gain/(Loss)	January 31, 2010
1-800 Flowers.com, Inc.	102,500	-	(7,500)	95,000	$-	$(47,731)	$196,650
Landec Corp.	44,700	-	(3,200)	41,500	-	(5,782)	263,525
Silicon Image, Inc.	255,500	-	(19,200)	236,300	-	(47,514)	569,483
Ultratech, Inc.	94,500	-	(7,000)	87,500	-	3,887	1,193,500
					$-	$(97,140)	$2,223,158

The Tocqueville Gold Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at January 31, 2010	Income	Gain/(Loss)	January 31, 2010
Banro Corp.	4,631,400	-	-	4,631,400	$-	$-	$8,532,951
Gold Resource Corp.	2,300,797	-	-	2,300,797	-	-	22,547,811
International Tower Hill Mines Ltd.	1,993,100	-	-	1,993,100	-	-	11,929,708
Romarco Minerals	15,387,800	-	-	15,387,800	-	-	21,730,725
					$-	$-	$34,477,519

The Delafield Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at January 31, 2010	Income	Gain/(Loss)	January 31, 2010
Albany International Corp.	850,000	-	-	850,000	$102,000	$-	$16,906,500
					$102,000	$-	$16,906,500

The Select Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at January 31, 2010	Income	Gain/(Loss)	January 31, 2010
Albany International Corp.	80,000	-	-	80,000	$9,600	$-	$1,591,200
					$9,600	$-	$1,591,200

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Tocqueville Trust

By (Signature and Title) /s/Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date 3/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date 3/24/10

By (Signature and Title)* /s/John P. Cassidy
John P. Cassidy, Treasurer

Date 3/24/10

* Print the name and title of each signing officer under his or her signature.